CAPITAL LEASE OBLIGATIONS Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Finance Lease, Liability, Maturity [Table Text Block]

(in thousands of $)	June 30, 2019	December 31, 2018
Current portion of obligations under capital leases	69,491	67,793
Obligations under capital leases - long-term portion	1,071,661	1,104,258
	1,141,152	1,172,051

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2019 (remaining six months)	67,552
2020	126,868
2021	126,726
2022	126,726
2023	126,726
Thereafter	976,801
Total lease obligations	1,551,399
Less: imputed interest payable	(410,247)
Present value of obligations under capital lease	1,141,152
Less: current portion	(69,491)
Obligations under capital lease - long-term portion	1,071,661